Annual Fund Operating Expenses	Apr. 30, 2026
Bahl & Gaynor Dividend ETF | Bahl & Gaynor Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Bahl & Gaynor Income Growth ETF | Bahl & Gaynor Income Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Bahl & Gaynor Small Cap Dividend ETF | Bahl & Gaynor Small Cap Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF | AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%